Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information [Abstract]
Document Type	S-4
Entity Registrant Name	CLECO CORPORATE HOLDINGS LLC
Entity Central Index Key	0001089819
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Dec. 31, 2016
Amendment Flag	false